Schedule of Investments (unaudited)
March 31, 2020
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.0%
General Dynamics Corp.	78,065	$ 10,328,780
Banks — 6.3%
JPMorgan Chase & Co.	102,619	9,238,789
Consumer Finance — 4.0%
American Express Co.	68,690	5,880,551
Diversified Financial Services — 13.3%
Berkshire Hathaway, Inc., Class B(a)	106,594	19,488,581
Electronic Equipment, Instruments & Components — 0.9%
Keysight Technologies, Inc.(a)	14,874	1,244,656
Energy Equipment & Services — 0.7%
Schlumberger Ltd.	70,328	948,725
Food & Staples Retailing — 2.1%
Walmart, Inc.	27,424	3,115,915
Food Products — 2.1%
Kraft Heinz Co.	17,761	439,407
Mondelez International, Inc., Class A	53,285	2,668,513
		3,107,920
Health Care Equipment & Supplies — 0.5%
Alcon, Inc.(a)(b)	13,736	698,063
Household Products — 3.7%
Procter & Gamble Co.	49,045	5,394,950
Industrial Conglomerates — 0.3%
General Electric Co.	60,622	481,339
IT Services — 4.4%
Visa, Inc., Class A	39,748	6,404,198
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	18,289
Oil, Gas & Consumable Fuels — 1.9%
BP PLC, ADR	31,546	769,407
Exxon Mobil Corp.	54,584	2,072,554
		2,841,961
Security	Shares	Value
Pharmaceuticals — 19.2%
AstraZeneca PLC, ADR	128,000	$ 5,716,480
Johnson & Johnson	55,418	7,266,962
Merck & Co., Inc.	68,117	5,240,922
Novartis AG, ADR	68,681	5,662,748
Pfizer, Inc.	132,154	4,313,507
		28,200,619
Software — 28.9%
Microsoft Corp.	268,604	42,361,537
Tobacco — 4.5%
Altria Group, Inc.	77,000	2,977,590
Philip Morris International, Inc.	50,136	3,657,923
		6,635,513
Total Long-Term Investments — 99.8% (Cost: $16,707,907)		146,390,386
Short-Term Securities(c)(d)
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	186,014	186,014
SL Liquidity Series, LLC, Money Market Series, 0.88% (e)	706,001	705,860
Total Short-Term Securities — 0.6% (Cost: $891,742)		891,874
Total Investments — 100.4% (Cost: $17,599,649)		147,282,260
Liabilities in Excess of Other Assets — (0.4)%		(544,632)
Net Assets — 100.0%		$146,737,628
(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	577,785	—	(391,771) (b)	186,014	$ 186,014	$ —	$ —	$ —
SL Liquidity Series, LLC, Money Market Series	—	706,001(b)	—	706,001	705,860	336(c)	(1,358)	132
					$ 891,874	$ 336	$ (1,358)	$ 132
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased (sold).
(c)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
March 31, 2020
BlackRock Exchange Portfolio
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Portfolio Abbreviation
ADR	American Depositary Receipt
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.
As of March 31, 2020, certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 146,390,386	$ —	$ —	$ 146,390,386
Short-Term Securities
Money Market Funds	186,014	—	—	186,014
	$ 146,576,400	$ —	$ —	146,576,400
Investments Valued at NAV(a)				705,860
				$ 147,282,260
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
2